Contingencies	12 Months Ended
Oct. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies
From time to time, the Company is involved in various claims, legal actions and regulatory reviews arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position, results of operations or liquidity.